Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Option Transactions

The following table details the terms of the option transactions:

	December 23, 2025 option transaction	December 24, 2025 option transaction
Strike price	$75,000	$75,000
Put currency	200 BTC	430 BTC
Settlement	Deliverable	Deliverable